COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated February 1, 2009, for

Columbia Asset Allocation Fund

Columbia Liberty Fund

(Each a Fund, together the Funds)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Funds’ portfolio managers primarily responsible for overseeing each Fund’s investments, effective upon the Closing, will be as follows:

Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.
David Joy Co-manager.* Vice President of RiverSource; associated with RiverSource since 2003.
Colin Moore Co-manager. Service with the Fund since 2008. Chief Investment Officer of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Director of Columbia; associated with Columbia or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield Co-manager. Service with the Fund since 2009. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1990.

* Service pending upon the Closing.

These changes in the Funds’ portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in each Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30432-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated January 1, 2010, for

Columbia Balanced Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Leonard A. Aplet, CFA Co-manager. Service with the Fund since 1991. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1987.
Guy W. Pope, CFA Co-manager. Service with the Fund since 1997. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1993.
Ronald B. Stahl, CFA Co-manager. Service with the Fund since 2005. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1998.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30613-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated August 1, 2009, for

Columbia Bond Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Alexander D. Powers

Manager. Service with the Fund since 2008 and with the predecessor fund since 1997.

Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1996.

Carl W. Pappo, CFA Co-manager.* Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1993.

Mark T. Rasimas

Co-manager.*

Director of Columbia; associated with Columbia or its predecessors as an investment professional since April 2008. Prior to 2008, Mr. Rasimas was a portfolio manager and senior trader at Wells Capital Montgomery from October 2004 to June 2007.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30421-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated September 1, 2009, for

Columbia Core Bond Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Alexander D. Powers Co-manager. Service with the Fund since 2007. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1996.
Carl W. Pappo, CFA Co-manager. Service with the Fund since 2008. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1993.

Mark T. Rasimas

Co-manager.*

Director of Columbia; associated with Columbia or its predecessors as an investment professional since April 2008. Prior to 2008, Mr. Rasimas was a portfolio manager and senior trader at Wells Capital Montgomery from October 2004 to June 2007.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30422-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated January 1, 2010, for

Columbia Conservative High Yield Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio manager primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Scott Schroepfer, CFA Manager.* Vice President of RiverSource; associated with RiverSource since 1990.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30614-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated February 1, 2009, for

Columbia Disciplined Value Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Brian M. Condon Co-manager. Service with the Fund since 2009. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1999.
Gina K. Mourtzinou, PhD Co-manager.* Portfolio Manager of RiverSource; associated with RiverSource since 2002.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30453-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated January 1, 2010, for

Columbia Federal Securities Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio manager primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Todd White

Manager.*

Vice President of RiverSource; associated with RiverSource since 2008. Prior to 2008, Mr. White was a Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business at HSBC from 2004 to 2008.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30511-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated October 1, 2009, for

Columbia High Yield Opportunity Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio manager primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Scott Schroepfer, CFA Manager.* Vice President of RiverSource; associated with RiverSource since 1990.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30615-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated August 1, 2009, for

Columbia Income Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Tom Murphy, CFA Co-manager.* Vice President of RiverSource; associated with RiverSource since 2002.
Scott Schroepfer, CFA Co-manager.* Vice President of RiverSource; associated with RiverSource since 1990.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30616-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated August 1, 2009, for

Columbia Intermediate Bond Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Alexander D. Powers Co-manager.* Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1996.
Carl W. Pappo, CFA Co-manager. Service with the Fund since 2005. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1993.

Mark T. Rasimas

Co-manager.*

Director of Columbia; associated with Columbia or its predecessors as an investment professional since April 2008. Prior to 2008, Mr. Rasimas was a portfolio manager and senior trader at Wells Capital Montgomery from October 2004 to June 2007.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30512-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated October 1, 2009, for

Columbia Strategic Income Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Laura A. Ostrander Co-manager. Service with the Fund since 2000. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1996.
Colin J. Lundgren, CFA Co-manager.* Vice President of RiverSource; associated with RiverSource since 1986.
Gene R. Tannuzzo, CFA Co-manager.* Portfolio Manager of RiverSource; associated with RiverSource since 2003.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30617-0110

COLUMBIA FUNDS SERIES TRUST I

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated August 1, 2009, for

Columbia U.S. Treasury Index Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

William Finan

Co-manager.*

Director of Columbia; associated with Columbia as an investment professional since 2009. Prior to 2009, Mr. Finan spent 20 years working at PaineWebber and RBS/Greenwich Capital as a U.S. Treasury bond trader and institutional salesman.

Orhan Imer, PhD, CFA

Co-manager.*

Vice President of Columbia; associated with Columbia as an investment professional since 2009. Prior to joining Columbia, Dr. Imer was a senior quantitative strategist for the Investment Strategies Group at Bank of America/Merrill Lynch from 2007 to 2009. Prior to 2007, Dr. Imer was a senior financial engineer at Algorithmics Inc. and a researcher at General Electric’s Global Research Center.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30424-0110